Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Impacts on condensed consolidated interim financial statements
On adoption of IFRS 16, the Group recognized additional
right-of-use
assets and additional lease liabilities as below:

( In millions of won )
	January 1, 2019
Right-of-use assets presented in property, plant and equipment	~~W~~	142,040
Prepaid expenses		(61,570)
Lease receivable		34,649
Lease liabilities		115,119

Summary of Measuring Lease Liabilities

( In millions of won )
	January 1, 2019
Amount of operating lease commitments at December 31, 2018	~~W~~	119,659
Discounted using the incremental borrowing rate at January 1, 2019		115,614
Finance lease liabilities recognized as at December 31, 2018		—
- Recognition exemption for lease of low-value assets		(262)
- Recognition exemption for leases with less than 12 months of lease term at adoption		(233)
Lease liabilities recognized at January 1, 2019		115,119

Estimated Useful Lives of Property, Plant and Equipment
Estimated useful lives of the assets are as follows:

Useful lives (years)
Buildings and structures	20, 40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*)	The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term on a straight-line basis.

Estimated Useful Lives of Intangible Assets, Other Than Goodwill

Estimated useful lives (years)
Intellectual property rights	5, 10
Rights to use electricity, water and gas supply facilities	10
Software	4
Customer relationships	7, 10
Technology	10
Development costs	(*)
Condominium and golf club memberships	Not amortized

(*)
Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products. Amortization of capitalized development costs are recognized in research and development expenses in the consolidated statement of comprehensive income (loss).